Goodwill and other intangible assets - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 16, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Contingency factor applied to reduce cash flow projections		10.00%
Goodwill and other intangible assets		$ 1,467	$ 1,292	$ 1,226
Software assets not in use and therefore not being amortised [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Goodwill and other intangible assets		234
Brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Goodwill and other intangible assets		$ 193	$ 193
Management contracts [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Weighted average remaining amortisation period for management contracts		30 years	31 years
Kimpton Hotel & Restaurant Group LLC [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Fair value of net assets acquired - Goodwill	$ 167
Kimpton Hotel & Restaurant Group LLC [member] | Brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Fair value of intangible assets acquired	193
Kimpton Hotel & Restaurant Group LLC [member] | Management contracts [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Fair value of intangible assets acquired	$ 71